Insurance Premiums and Service Revenue Earned [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Insurance Premiums and Service Revenue Earned [Table Text Block]

The following table is a summary of insurance premiums and service revenue written and earned.

	2013		2012		2011
Year ended December 31, ($ in millions)	Written	Earned	Written	Earned	Written	Earned
Insurance premiums
Direct	$270	$305	$332	$335	$342	$309
Assumed	61	58	44	49	38	76

Gross insurance premiums	331	363	376	384	380	385
Ceded	(172)	(120)	(141)	(109)	(129)	(126)

Net insurance premiums	159	243	235	275	251	259
Service revenue	838	769	826	780	788	894

Insurance premiums and service revenue written and earned	$997	$1,012	$1,061	$1,055	$1,039	$1,153